INTELLECTUAL PROPERTY/ LICENSING RIGHTS (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 01, 2015	Jul. 28, 2016	Jan. 26, 2016	Jun. 30, 2015	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Termination of licensing agreement										$ 132,804
Agreement description									On March 31, 2016, the parties agreed to terminate the above described acquisition and to cancel any and all obligations assumed under the agreement.
Intellectual property fees			$ 55,648
Description for right to purchase perpetual rights

North America with the option for Central and South America for Naltrexone Implants formulas created by the Seller for 24 months upon receipt of the intellectual property for a fee of $55,648. The Company, within the first 12 months has the right to purchase perpetual rights for above territories for a one-time fee, financed over 5 years. The rights are amortized over the 24 month contract life.

Amortization expenses					$ 0	$ 6,936	$ 1,963	$ 13,797	$ 27,767	$ 25,918
Common shares outstanding					247,186,285		247,186,285		244,086,285	181,804,501
Therakine, Ltd. [Member]
License cost		$ 2,750,000
Aggregate purchase price		$ 250,000					$ 250,000		$ 250,000	$ 250,000
Escrow deposit									$ 75,000	75,000
Therakine, Ltd. [Member] | Minimum [Member]
Milestone payments and royalties		5.00%
Therakine, Ltd. [Member] | Maximum [Member]
Milestone payments and royalties		12.00%
Naltrexone Implant Formulation [Member]
Estimated useful life				10 years
Aggregate purchase price				$ 1,132,000						$ 1,132,000
Purchase obligation to pay				$ 1,000,000
Acquired rights, title and interest payment period	14 months
Common shares outstanding				3,000,000
Market value				$ 0.044